Bank Borrowings and Banking Facilities (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended					12 Months Ended	8 Months Ended			8 Months Ended			8 Months Ended			8 Months Ended			8 Months Ended			8 Months Ended	1 Months Ended				8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012 Maximum [Member]	Apr. 30, 2012 Minimum [Member]	Apr. 30, 2011 Hongkong and Shanghai Banking Corporation Limited [Member]	Dec. 31, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan One [Member]	Apr. 30, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan One [Member]	Apr. 30, 2011 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan One [Member]	Dec. 31, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Two [Member]	Apr. 30, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Two [Member]	Apr. 30, 2011 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Two [Member]	Dec. 31, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Three [Member]	Apr. 30, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Three [Member]	Apr. 30, 2011 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Three [Member]	Dec. 31, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Four [Member]	Apr. 30, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Four [Member]	Apr. 30, 2011 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Four [Member]	Dec. 31, 2012 Hang Seng Bank Limited [Member] Term Loan One [Member]	Apr. 30, 2011 Hang Seng Bank Limited [Member] Term Loan One [Member]	Apr. 30, 2010 Hang Seng Bank Limited [Member] Term Loan One [Member]	Dec. 31, 2012 Hang Seng Bank Limited [Member] Term Loan Two [Member]	Jun. 18, 2012 Tokyo Mitsubishi Ufj Ltd [Member]	May 04, 2012 Tokyo Mitsubishi Ufj Ltd [Member]	Dec. 31, 2012 Tokyo Mitsubishi Ufj Ltd [Member]	Apr. 30, 2012 Tokyo Mitsubishi Ufj Ltd [Member]	Dec. 31, 2012 Tokyo Mitsubishi Ufj Ltd [Member] Revolving Credit Facility [Member]	Apr. 30, 2012 Tokyo Mitsubishi Ufj Ltd [Member] Revolving Credit Facility [Member]	Apr. 30, 2011 Tokyo Mitsubishi Ufj Ltd [Member] Revolving Credit Facility [Member]	Apr. 30, 2011 Citic Bank International Limited [Member]	Apr. 30, 2010 Citic Bank International Limited [Member]
Proceeds from bank borrowings	220,809	379,465	464,651	254,656				12,000			12,000			3,800			16,200			40,000			17,500								3,125
Number Of Quarterly Installments								20			17			16			16			16			14								5
Installment Amount								600			666			238			1,013			2,500			1,250								625
Final Installment Amount											678
Debt Instrument, Interest Rate Terms							1.25% per annum over HIBOR or LIBOR until May 23, 2010 and 1.875% afterwards.	1.25% per annum over 3 months HIBOR.			1.25% per annum over 3 months HIBOR.			1.25% per annum over 3 months HIBOR.			1.25% per annum over 3 months HIBOR.			3.32% per annum (with interest rate swap selected).			3.32% per annum (with interest rate swap selected).					1.25% per annum above cost of funds	1.25% per annum above cost of funds	1.25% per annum above cost of funds	2.00% per annum over HIBOR.
Loans Payable to Bank, Noncurrent	27,799	77,672	67,736					4,200	6,000	8,400	4,674	6,672	9,336	1,425	1,900	2,850		8,100	12,150		25,000	35,000	17,500								2,500
Line Of Credit Facility Revolving Loan							15,000																					30,000	30,000	15,000
Debt Instrument, Maturity Date								Aug. 22, 2014			Aug. 25, 2014			Apr. 30, 2014			Oct. 31, 2012			Dec. 07, 2012			Jun. 06, 2016									Apr. 17, 2011
Total Credit Facilities With Banks	340,140	414,221	365,501
Unused Credit Facilities With Banks	243,248	257,355	195,791
Import Loans	69,093	79,194	101,974
Import Loans Interest Rate					2.20%	1.25%
Line of Credit Facility, Amount Outstanding																										0	30,000					2,500
Repayments of Lines of Credit																								15,000	15,000
Weighted Average Interest Rate On Bank Loans	2.04%	1.75%	2.58%